Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 382,554	$ 613,313
Investments	955,604	585,919
Accounts receivable	197,642	168,990
Expendable parts and supplies	148,127	132,341
Prepaid expenses	55,209	42,926
Prepaid income tax	6,172	11,678
Other currents assets	32,769	21,710
Total current assets	1,778,077	1,576,877
Non-current assets
Investments	248,579	248,936
Prepaid expenses	5,434	8,237
Property and equipment	4,120,055	3,458,260
Right of use assets	296,761	309,303
Intangible assets	104,071	96,753
Net defined benefit assets	3,221	1,058
Deferred tax assets	19,873	20,749
Other non-current assets	6,953	22,113
Total non-current assets	4,804,947	4,165,409
Total assets	6,583,024	5,742,286
Current liabilities
Loans and borrowings	172,885	254,854
Current portion of lease liabilities	66,132	59,103
Trade, other payables and financial liabilities	167,014	231,998
Air traffic liability	737,616	621,895
Frequent flyer deferred revenue	74,216	59,449
Taxes payable	62,931	55,505
Accrued expenses payable	66,016	62,673
Income tax payable	11,929	9,801
Total current liabilities	1,358,739	1,355,278
Non-current liabilities
Loans and borrowings long-term	1,807,556	1,415,953
Lease liabilities	258,383	270,594
Frequent flyer deferred revenue	81,369	72,616
Deferred tax liabilities	59,217	37,476
Other long-term liabilities	242,337	217,626
Total non-current liabilities	2,448,862	2,014,265
Total liabilities	3,807,601	3,369,543
Equity
Additional paid in capital	220,190	214,542
Treasury stock	(300,143)	(291,438)
Retained earnings	2,840,559	2,434,677
Accumulated other comprehensive loss	(15,939)	(15,748)
Total equity	2,775,423	2,372,743
Commitments and contingencies	0	0
Total liabilities and equity	6,583,024	5,742,286
Class A common stock
Equity
Common stock	23,290	23,244
Total equity	23,290	23,244
Class B common stock
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466